Revenue	12 Months Ended
Dec. 31, 2019
Revenue
Revenue Recognition

Note 15: Revenue

Disaggregated Revenues

The tables below show the Company’s disaggregated revenue for the periods presented:

	Year ended December 31,
	2019	2018	2017
Subscription revenues	$805,518	$794,097	$785,717
Transactional revenues	169,265	177,523	181,590
Total revenues, gross	974,783	971,620	967,307
Deferred revenues adjustment (1)	(438)	(3,152)	(49,673)
Total Revenues, net	$974,345	$968,468	$917,634

(1)    This accounting adjustment relates to the 2016 Transaction, which included a revaluation of deferred revenues to account for the difference in value between the customer advances retained by the Company upon the consummation of the 2016 Transaction and our outstanding performance obligations related to those advances.

Cost to Obtain a Contract

The Company has prepaid sales commissions included in both Prepaid expenses and Other non-current assets on the balance sheets. The amount of prepaid sales commissions included in Prepaid expenses was $12,387 and $10,407  as of December 31, 2019 and 2018, respectively.  The amount of prepaid sales commissions included in Other non-current assets was $11,620 and $9,493 as of December 31, 2019 and 2018, respectively. The Company has not recorded any impairments against these prepaid sales commissions.

Contract Balances

		Current portion	Non-current portion
	Accounts	of deferred	of deferred
	receivable, net	revenues	revenues
Opening (1/1/2019)	$331,295	$391,102	$17,112
Closing (12/31/2019)	333,858	407,325	19,723
(Increase)/decrease	$(2,563)	$(16,223)	$(2,611)

Opening (1/1/2018)	$317,808	$361,260	$15,796
Closing (12/31/2018)	331,295	391,102	17,112
(Increase)/decrease	$(13,487)	$(29,842)	$(1,316)

Opening (1/1/2017)	$361,586	$333,944	$18,602
Closing (12/31/2017)	317,808	361,260	15,796
(Increase)/decrease	$43,778	$(27,316)	$2,806

The amounts of revenue recognized in the period that were included in the opening deferred revenues balances were $391,102,  $361,260, and $333,944, for years ended 2019, 2018, and 2017, respectively. This revenue consists primarily of subscription revenue.

Transaction Price Allocated to the Remaining Performance Obligation

As of December 31, 2019, approximately $63,100 of revenue is expected to be recognized in the future from remaining performance obligations, excluding contracts with durations of one year or less. The Company expects to recognize revenue on approximately 65.8% of these performance obligations over the next 12 months. Of the remaining 34.2%,  22.1% is expected to be recognized within the following year, with the final 12.1% expected to be recognized within years three to 10.